<!--$$/page=-->

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:






This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Mercer Global Investments, Inc.

Address:         200 Clarendon Street

                 Boston, MA 02116



13F File Number: 028-12567




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person Signing this Report on Behalf of Reporting Manager:






Name:                          Martin J. Wolin

Title:                         Chief Compliance Officer

Phone:                         617 450 6559

Signature:                     Place:     Date of

Signing:

/s/ Martin J. Wolin            Boston, MA May 5,

2008

Report Type (Check only one.):

                               [ ]        13F HOLDINGS REPORT.

                               [X]        13F NOTICE.

                               [ ]        13F COMBINATION REPORT.




List of Other Managers Reporting for this Manager:






Name                                   13F File Number

Aberdeen Asset Management Inc.         28-11020

AllianceBernstein LP                   28-2321

AQR Capital Management LLC             28-10120

BlackRock Advisors LLC                 28-04295

Grantham, Mayo, Van Otterloo & Co. LLC 28-11599

Enhanced Investment Technologies LLC   28-4211

Lazard Asset Management LLC            28-10469

Lord Abbett & Co. LLC                  28-413

MacKay Shields LLC                     28-00046

Mazama Capital Management Inc.         28-05179




<!--$$/page=-->




Numeric Investors LLC                 28-11946

NWQ Investment Management Co. LLC     28-01474

Pacific Investment Management Co. LLC 28-10952

Pzena Investment Management LLC       28-03791

Sands Capital Management, LLC         28-05734

Wells Capital Management Inc.         28-04413

Western Asset Management Company      28-10245

Westfield Capital Management Co. Inc. 28-10220

Winslow Capital                       28-03676
